Trade and Other Accounts Receivable, Net (Schedule Of Trade And Other Accounts Receivable, Net) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Receivables [Abstract]
Trade receivables	$ 261,492	$ 254,959
Income tax receivables	18,824	5,755
Other tax receivables	5,719	5,060
Innospec Inc. settlement receivable	5,065	5,015
Other	6,274	8,059
Allowance for doubtful accounts	(319)	(516)	(733)
Trade and other accounts receivable, net	$ 297,055	$ 278,332